Grandeur Peak Global Explorer Fund	Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS — 99.71%
Argentina — 0.72%
Globant S.A.(a)	470	$91,514

Australia — 2.17%
Atturra ltd(a)	75,437	40,695
EQT Holdings Ltd	1,825	42,364
Imdex Ltd	16,571	24,895
Johns Lyng Group Ltd	10,921	42,663
Kogan.com Ltd(a)	16,401	48,522
PeopleIN Ltd	64,209	38,085
Pinnacle Investment Management Group	3,363	36,304
		273,528
Belgium — 0.93%
Melexis NV	925	80,683
X-Fab Silicon Foundries S.E.(a)(b)(c)	5,735	36,709
		117,392
Brazil — 2.13%
Armac Locacao Logistica E Servicos SA	17,600	27,292
Grupo Mateus SA(a)	30,000	35,594
Hypera S.A.(a)	4,200	21,321
Patria Investments Limited(a)	6,011	78,203
Raia Drogasil S.A.	4,600	22,587
Track & Field Co SA	20,600	40,322
Vinci Partners Invest Ltd	2,236	25,222
XP, Inc., Class A(a)	1,115	19,078
		269,619
Canada — 1.55%
Aritzia Inc	1,334	43,785
Converge Technology Solutions Corporation	13,002	39,643
Descartes Systems Group, Inc. (The)(a)	270	27,458
Docebo Inc(a)	905	36,127
Kinaxis Inc.(a)	200	24,603
Richelieu Hardware, Ltd.(a)	833	24,602
		196,218
China — 4.15%
Adicon Holdings Ltd(a)	35,100	42,410
Angelalign Technology Inc(b)(c)	2,500	17,151
ANTA Sports Products Ltd.	4,400	39,383
Beijing Huafeng Test & Control	2,342	30,285
Centre Testing Int	20,000	31,947
Chaoju Eye Care Holdings Ltd	53,100	19,830
Guangzhou Kingmed Diagnostics	3,600	14,501
Hangzhou Robam Appliances Co L	8,831	26,535
Li Ning Company Ltd.	9,400	17,509
Man Wah Holdings Limited(a)	83,700	49,366
Proya Cosmetics Co Ltd	2,300	29,213
Shanghai Hanbell Precise Machi	11,500	29,156
Shenzhen Mindray Bio-Medical Electronics Co.(a)	900	32,081
Silergy Corp	7,000	97,158
Yum China Holdings Inc	1,600	48,302
		524,827
	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
Colombia — 0.49%
Parex Resources, Inc.(a)	4,090	$61,345

Finland — 0.46%
Revenio Group Oyj	1,134	35,276
Vaisala Oyj	469	23,158
		58,434
France — 2.38%
Antin Infrastructure Partners	3,050	41,308
bioMerieux SA	220	23,228
Esker SA	92	20,213
Neurones SA	240	10,941
Planisware SAS(a)	982	29,630
Thermador Groupe	250	20,642
Virbac SA	312	118,835
Wavestone	624	36,270
		301,067
Germany — 3.45%
AIXTRON SE	957	22,358
Atoss Software AG	354	52,213
Dermapharm Holding SE	2,158	82,711
Elmos Semiconductor AG(a)	673	55,041
Mensch und Maschine Software S	783	50,956
Nagarro SE(a)	344	29,931
Nexus AG	1,446	86,756
QIAGEN N.V.	736	32,745
Stabilus SE	474	23,208
		435,919
Greece — 0.45%
Sarantis SA	4,776	56,785

Hong Kong — 0.96%
Plover Bay Tech(c)	106,861	57,269
Techtronic Industries Co Limited(a)	5,000	64,034
		121,303
India — 4.18%
Bajaj Finance Ltd	544	44,333
Cera Sanitaryware Ltd	125	13,360
City Union Bank Ltd	12,110	24,964
Five-Star Business(a)	4,472	40,495
Gulf Oil Lubricants India Ltd.	3,549	51,275
Home First Finance Co India Lt(a)	2,560	31,876
IndiaMart InterMesh Ltd(b)(c)	1,421	50,057
Indigo Paints Ltd	2,231	39,976
Ksolves India Ltd	1,044	13,496
LT Foods Ltd	11,337	39,751
Marksans Pharma Ltd.	15,887	40,121
Motherson Sumi Wiring India Lt	25,701	22,720
PB Fintech Ltd(a)	1,673	29,108
SJS Enterprises Ltd(a)	4,747	49,400
Yatharth Hospital(a)	6,663	36,553
		527,485

Grandeur Peak Global Explorer Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
Indonesia — 1.70%
Ace Hardware Indonesia Tbk P.T.	953,100	$46,916
Arwana Citramulia Tbk P.T.	677,300	29,366
Avia Avian Tbk PT	871,500	25,834
Bank BTPN Syariah Tbk PT	298,800	20,949
Metrodata Electronics Tbk	336,400	12,515
Selamat Sempurna Tbk PT	445,500	56,441
Ultrajaya Milk Industry & Trad	188,000	22,777
		214,798
Ireland — 0.22%
Uniphar PLC(a)	9,638	27,214

Israel — 0.89%
CyberArk Software Ltd.(a)	108	27,689
Monday.com Ltd(a)	117	26,888
Wix.com Ltd.(a)	375	58,472
		113,049
Italy — 1.74%
Diasorin SPA(a)	264	28,810
Interpump Group SpA	1,357	58,883
Recordati SpA(a)	904	49,243
Sesa SpA	515	56,622
Stevanato Group SpA	1,250	25,850
		219,408
Japan — 15.05%
Amvis Holdings Inc	3,400	59,200
AZOOM Co Ltd	800	33,259
BayCurrent Consulting, Inc.	4,900	150,856
Beenos Inc	5,373	91,249
Bengo4.com Inc(a)	3,800	92,415
Carenet, Inc. NPV	300	1,095
Central Automotive NPV(a)	1,300	42,979
Charm Care Corp KK	6,400	65,809
Cosmos Pharmeceutical Corporation(a)	600	53,950
Creema Ltd(a)	3,600	7,282
Cyber Security Cloud Inc(a)	3,500	51,003
eGuarantee Inc	2,400	23,498
eWeLL Co Ltd(a)	4,700	46,973
F&M Co Ltd	2,700	29,263
FP Partner Inc(a)	1,000	20,667
Gmo Payment Gateway NPV	400	22,932
Hennge KK(a)	6,400	45,516
Insource Co Ltd	5,600	32,841
Integral Corp(a)	2,800	76,292
Internet Initiative Japan, Inc.	2,000	33,826
Japan Elevator Service Holdings Company Ltd.	1,600	29,528
JMDC Inc	2,600	57,709
M&A Research Institute Inc(a)	600	12,087
MarkLines Company Ltd.(a)	3,000	59,921
Medley Inc(a)	900	24,578
Monotaro Company, Ltd.	3,900	55,136
Oro Co Ltd	1,300	22,076
Plus Alpha Consulting Company Ltd.	2,100	26,916
Prestige International Inc	5,300	25,165
	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
Japan — 15.05% (continued)
Rise Consulting Group Inc(a)	5,400	$28,341
Seria Co Ltd	3,000	70,167
Sun* Inc(a)	13,500	82,630
Synchro Food Co Ltd(a)	7,400	24,452
System Support, Inc.	3,000	39,490
Syuppin Company, Ltd.	2,800	27,101
Timee Inc(a)	5,900	57,112
Tokyo Seimitsu Company Limited	300	20,681
ULS Group Inc	3,500	115,154
User Local inc	1,300	17,826
Visional Inc(a)	1,500	79,203
WDB coco Co Ltd	700	16,514
Yakuodo Holdings Company Limited	1,500	28,217
		1,900,909
Luxembourg — 0.43%
Eurofins Scientific S.E.	537	31,809
Sword Group	615	22,800
		54,609
Mexico — 1.65%
Arca Continental COM NPV	2,500	24,634
BBB Foods Inc(a)	880	23,892
Bolsa Mexicana de Valores SAB	16,400	25,529
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR(a)	883	25,943
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	2,800	23,909
Grupo Financiero Banorte SAB de CV	2,900	21,779
Kimberly-Clark de Mexico S.A.B. de C.V.	11,600	20,672
Regional SAB de cv(a)	5,750	41,687
		208,045
Netherlands — 0.56%
Alfen Beheer BV(a)(b)(c)	473	8,750
ASM International N.V.(a)	31	21,340
CVC Capital Partners PLC(a)	867	16,293
Redcare Pharmacy N.V.(a)	162	24,265
		70,648
Norway — 0.64%
Bouvet ASA	7,352	42,728
SmartCraft ASA(a)	13,607	38,168
		80,896
Philippines — 0.97%
Century Pacific Food, Inc.	56,600	33,526
Philippine Seven Corp(a)	25,120	53,435
Puregold Price Club, Inc.	35,797	16,153
Wilcon Depot Inc	63,033	18,913
		122,027
Poland — 1.05%
Auto Partner SA	5,436	29,828
Dino Polska SA(a)(b)(c)	537	47,726
Inter Cars SA	441	54,907
		132,461
Singapore — 0.61%
iFast Corporation	5,800	32,547
Riverstone Holdings Ltd.(a)	61,445	43,895
		76,442

Grandeur Peak Global Explorer Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
South Korea — 1.15%
Coupang Inc(a)	1,868	$38,761
Douzone Bizon Co., Ltd(a)	460	20,728
Eo Technics Co Ltd(a)	100	13,019
Leeno Industrial Inc.(a)	197	29,177
MegaStudyEdu Co Ltd(a)	484	18,528
Solum Co Ltd(a)	878	11,651
Tokai Carbon Korea Co Ltd(a)	162	13,587
		145,451
Sweden — 3.10%
Beijer Alma AB	1,700	34,845
EQT A.B.	1,172	37,962
Knowit AB	2,320	35,367
Nibe Industrier A.B.	4,733	20,805
Sagax A.B.	1,056	26,096
Sdiptech AB(a)	2,268	69,474
Swedencare AB(a)	8,697	37,636
Swedish Logistic(a)	14,167	50,308
Teqnion AB	865	16,218
Vimian Group AB(a)	9,509	30,191
Vitec Software Group	628	32,863
		391,765
Taiwan — 2.42%
Acer E-Enabling Service Busine	5,000	39,704
Fuzetec Technology Co Ltd	11,000	21,894
M3 Technology Inc	4,000	15,430
Sinbon Electronics Co., Limited(a)	7,000	70,630
Sporton International, Inc.(a)	14,700	101,250
Voltronic Power Technology(a)	1,000	57,138
		306,046
Thailand — 0.35%
Humanica PCL	144,600	43,582

United Kingdom — 11.54%
AB Dynamics PLC	1,394	35,298
Advanced Medical Solutions Gro	8,203	25,938
B & M European Value Retail SA	20,972	126,275
CVS Group plc	5,238	77,089
Diploma plc	1,114	63,684
dotdigital group plc	16,041	19,732
Elixirr International PLC	8,884	66,802
Endava plc - ADR(a)	2,093	66,683
Foresight Group Holdings Ltd	12,304	82,555
Franchise Brands PLC	14,726	32,935
FRP Advisory Group PLC	37,299	62,318
GlobalData PLC	9,303	25,709
Halma plc(a)	706	24,162
Impax Asset Management Group P	16,088	84,224
Intermediate Capital Group PLC	1,355	38,242
JTC plc(b)(c)	10,170	137,451
Marlowe plc(a)	8,833	49,982
Pensionbee Group PLC(a)	13,468	28,477
Petershill Partners PLC(a)(b)(c)	20,037	56,950
Pets at Home Group PLC	14,481	57,106
	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
United Kingdom — 11.54% (continued)
Pollen Street Group Ltd	2,545	$23,196
Raspberry PI Ltd(a)	4,534	22,029
Safestore Holdings PLC(a)	2,596	26,972
Softcat PLC(a)	1,614	33,761
Tatton Asset Mgmt	3,818	34,058
Trustpilot Group PLC(a)	9,131	24,471
Volution Group PLC	14,572	102,609
YouGov PLC(a)	5,124	30,428
		1,459,136
United States — 29.62%
Alamo Group, Inc.	130	25,054
Align Technology, Inc.(a)	120	27,826
Apollo Global Management, Inc.	206	25,814
Ares Management Corporation	344	52,701
Ashtead Group PLC(a)	729	52,603
Atmus Filtration Tech(a)	1,117	34,448
Atricure, Inc.(a)	2,182	47,066
Barrett Business Services, Inc.	1,860	67,778
BILL Holdings, Inc.(a)	475	23,731
Blue Owl Capital, Inc.	2,575	49,105
Bowman Consulting Group Limited(a)	1,197	42,757
Burlington Stores, Inc.(a)	240	62,477
Cactus, Inc., Class A	374	23,607
Charles River Laboratories International, Inc.(a)	238	58,096
Clearwater Analytics Holdings, Inc., CLASS A(a)	2,802	54,779
Cloudflare, Inc., Class A(a)	366	28,365
Datadog, Inc., Class A(a)	211	24,569
DexCom, Inc.(a)	388	26,314
DigitalOcean Holdings, Inc.(a)	1,665	55,161
Dollar General Corporation	426	51,286
Dorman Products, Inc.(a)	543	55,043
Elastic N.V.(a)	931	102,103
Enerpac Tool Group Corporation	625	25,124
Esquire Financial Holdings, Inc.	896	55,256
Etsy, Inc.(a)	717	46,705
Evercore, Inc., Class A	103	25,790
Fastenal Company	371	26,248
Five Below, Inc.(a)	1,044	75,940
Freshpet, Inc.(a)	227	27,626
Gentex Corporation	709	22,022
GitLab, Inc. - Class A(a)	474	24,283
Global Industrial Company	713	24,869
Goosehead Insurance, Inc., CLASS A(a)	728	65,731
GQG Partners Inc	42,444	82,838
Grocery Outlet Holding Corporation(a)	2,256	44,127
Hackett Group, Inc. (The)	2,553	69,647
HealthEquity, Inc.(a)	800	62,784
Herc Holdings, Inc.(a)	197	30,700
HOULIHAN LOKEY, INC.	179	26,895
HubSpot, Inc.(a)	47	23,360
Insperity, Inc.	478	49,100
Insulet Corporation(a)	279	54,223
JFrog Ltd.(a)	2,282	87,993

Grandeur Peak Global Explorer Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

	Shares	Fair Value
COMMON STOCKS — 99.71% (continued)
United States — 29.62% (continued)
Klaviyo, Inc.(a)	1,049	$27,484
Littelfuse, Inc.	327	87,346
Lululemon Athletica, Inc.(a)	290	75,012
MarketAxess Holdings, Inc.	225	50,294
Medpace Holdings, Inc.(a)	70	26,776
Monolithic Power Systems, Inc.	34	29,345
MSCI, Inc.	50	27,038
Napco Security Technologies, Inc.(a)	919	51,289
Neogen Corporation(a)	1,894	32,255
NV5 Global, Inc.(a)	572	58,996
Ollie’s Bargain Outlet Holdings, Inc.(a)	498	48,625
P10 Inc	9,190	91,624
PACS Group Inc(a)	739	26,456
PagerDuty, Inc.(a)	1,190	24,907
Paylocity Holding Corporation(a)	193	28,964
Pennant Group, Inc. (The)(a)	1,054	31,420
Perella Weinberg Partners	6,104	115,366
Pjt Partners, Inc., Class A	399	53,043
Pool Corporation	66	24,687
Primoris Services Corporation	452	25,524
Qualys, Inc.(a)	709	105,741
Rexford Industrial Realty, Inc.	781	39,136
Robert Half International, Inc.	406	26,061
Ross Stores, Inc.	254	36,380
Savers Value Village Inc(a)	1,838	18,729
Shoals Technologies Group, Inc., Class A(a)	7,357	47,821
Silicon Laboratories, Inc.(a)	206	24,747
Skechers U.S.A., Inc., Class A(a)	1,113	72,490
Smartsheet, Inc., Class A(a)	1,291	61,916
Terreno Realty Corporation	526	35,984
Texas Roadhouse, Inc.	145	25,318
The Joint Corporation(a)	2,745	39,583
Thermon Group Holdings, Inc.(a)	786	25,789
TPG, Inc.	1,346	68,633
Tradeweb Markets Inc., Class A	322	35,961
Ulta Beauty, Inc.(a)	136	49,625
United Rentals, Inc.(a)	56	42,398
WillScot Holdings Corporation(a)	626	25,666
WW Grainger, Inc.	30	29,304
Yeti Holdings, Inc.(a)	660	27,291
Zscaler, Inc.(a)	129	23,136
		3,740,104
Vietnam — 2.00%
FPT Corp	31,740	162,089
Vietnam Technological & Comm Joint-stock Bank(a)	98,000	90,364
		252,453
Total Common Stocks (Cost $12,105,491)		12,594,479
Total Common Stocks/ Investments — 99.71%
(Cost $12,105,491)	12,594,479

Other Assets in Excess of Liabilities — 0.29%	37,068

NET ASSETS — 100.00%	$12,631,547

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, these securities had a total aggregate market value of $354,794, representing 2.81% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2024, the aggregate market value of these securities was $412,063, representing 3.26% of net assets.

Sector Composition (July 31, 2024)
Technology	28.6%
Industrials	16.8%
Financials	16.4%
Consumer Discretionary	13.8%
Health Care	10.3%
Consumer Staples	7.4%
Communications	2.4%
Real Estate	1.6%
Materials	1.3%
Energy	1.1%
Other Assets in Excess of Liabilities	0.3%
Total	100%

Grandeur Peak Global Explorer Fund	Schedule of Investments
July 31, 2024 (Unaudited)(Continued)

Industry Composition (July 31, 2024)
Application Software	10.0%
It Services	8.5%
Investment Management	4.4%
Private Equity	3.8%
Professional Services	3.8%
Mass Merchants	3.0%
Specialty & Generic Pharma	2.5%
Industrial Wholesale & Rental	2.5%
Food & Drug Stores	2.3%
Online Marketplace	2.2%
Health Care Services	2.2%
Specialty Apparel Stores	2.2%
Other Commercial Support Services	2.2%
Auto Parts	2.2%
Institutional Brokerage	2.1%
Banks	2.0%
Infrastructure Software	1.8%
Internet Media & Services	1.8%
Health Care Facilities	1.8%
Electrical Components	1.8%
Wealth Management	1.7%
Semiconductor Devices	1.6%
Medical Equipment	1.4%
Comml & Res Bldg Equipment & Sys	1.2%
Other Spec Retail - Discr	1.1%
Flow Control Equipment	1.1%
Semiconductor Mfg	1.1%
Information Services	1.1%
Health Care Supplies	1.0%
Electronics Components	1.0%
Technology Distributors	1.0%
Other Industries (each less than 1%)	23.3%
Other Assets in Excess of Liabilities	0.3%
Total	100%